Assets held for sale Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Asset Held-for-sale
The loss has been recognized in “Loss on disposal” in the Statement of Operations.

(In millions of US$)	As at December 31, 2015
West Rigel newbuild investment, classified as held for sale	210
Loss on disposal	(82)
Non-current assets held for sale	128

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

(In US$ millions)	November 4, 2014
Enterprise value	900
Deferred consideration receivable	74
Less: Debt assumed	(433)
Purchase price	541

Less: Working capital adjustment	(6)
Adjusted purchase price	535

Cash	467
Deferred consideration receivable	74
Less: Working capital payable	(6)
Fair value of purchase consideration	535

Less: net carrying value of assets and liabilities	(303)
Less: allocated goodwill to subsidiaries	(41)
Gain on sale	191

(In $ millions)	As at June 19, 2015
Initial enterprise value	540
Less: Debt assumed	(336)
Initial purchase price	204

Plus: Working capital adjustment	31
Adjusted initial purchase price	235

Cash	204
Plus: Working capital receivable	31
Fair value of purchase consideration recognized on disposal	235

Less: net carrying value of assets and liabilities	(271)
Less: allocated goodwill to subsidiaries	(41)
Loss on disposal	(77)

Contingent consideration realized since disposal	32

(In $ millions)	As at March 10, 2015
FAIR VALUE OF CONSIDERATION RECEIVED
Net cash consideration received	749
Seller’s credit recognized	250
Direct repayment of debt by the JV on behalf of Seadrill	150
Consideration receivable in respect of West Titania	162
Other related party balances payable	(71)
Cash paid to acquire 50% interest in the JV	(163)
Fair value of consideration received	1,077

FAIR VALUE OF RETAINED 50% INVESTMENT IN SEAMEX LIMITED	163

CARRYING VALUE OF NET ASSETS
Current assets
Cash and cash equivalents	40
Deferred tax assets - short term	8
Other current assets	20
Total current assets	68

Non-current assets
Drilling units	969
Deferred tax asset - long term	4
Other non-current assets	86
Goodwill	49
Total non-current assets	1,108
Total assets	1,176

LIABILITIES
Current liabilities
Trade accounts payable	(1)
Other current liabilities	(56)
Total current liabilities	(57)

Non-current liabilities
Other non-current liabilities	(60)
Total non-current liabilities	(60)
Total liabilities	(117)
Carrying value of net assets	1,059

GAIN ON DISPOSAL	181
The gain was calculated as follows:

(In US$ millions)	December 31, 2013
Fair value of consideration received	2,600
Carry value of assets and liabilities	1,324
Other related costs to sale	20
Total gain on sale	1,256

(In US$ millions)	March 21, 2014
Enterprise value	1,240
Less: Debt assumed	(443)
Purchase price	797

Less: Working capital adjustment	(331)
Adjusted purchase price	466

Cash	697
Discount note issued	100
Less: Working capital payable	(331)
Fair value of purchase consideration	466

Less: net carrying value of assets and liabilities	7
Less: allocated goodwill to subsidiaries	(33)
Gain on sale	440
Assets and liabilities held in the Company’s consolidated balance sheet included as held for sale are shown below:

(In US$ millions)	As at December 31, 2014
ASSETS
Current assets
Cash and cash equivalents	27
Accounts receivables, net	78
Deferred tax assets	9
Other current assets	20
Total current assets	134

Non-current assets
Drilling units	965
Deferred tax assets LT	5
Goodwill	49
Other non-current assets	86
Total non-current assets	1,105
Total assets	1,239

LIABILITIES
Current liabilities
Trade accounts payable	(2)
Other current liabilities	(56)
Total current liabilities	(58)

Non-current liabilities
Other non-current liabilities	(50)
Total non-current liabilities	(50)
Total liabilities	(108)